Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of related party transactions [Abstract]
Raw material sold to Ochem		$ 155	$ 390	$ 167